5. STOCK COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock based compensation expense
	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Employee stock-based compensation - option grants	$430,466	$51,928	$1,343,803	$175,248
Employee stock-based compensation - stock grants	–	–	–	–
Non-Employee stock-based compensation - option grants	73,502	55,055	110,008	284,655
Non-Employee stock-based compensation - stock grants	–	186,904	370,748	812,401
Non-Employee stock-based compensation-stock warrant		38,110	321,603	111,334
Total	$503,968	$331,997	$2,146,162	$1,383,638

	Years Ended December 31,
	2013	2012
Employee stock based compensation-option grants	$258,511	$238,500
Employee stock based compensation-stock grants	–	13,500
Non-Employee stock based compensation-option grants	347,138	297,011
Non-Employee stock based compensation-stock grants	1,048,091	881,547
Non-Employee stock based compensation-stock warrant	111,334	50,684
	$1,765,074	$1,481,242